Cover	Jun. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 19, 2020
Entity File Number	001-38911
Entity Registrant Name	CLARIVATE Plc
Entity Central Index Key	0001764046
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Friars House
Entity Address, Address Line Two	160 Blackfriars Road
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SE1 8EZ
City Area Code	+44
Local Phone Number	207 433 4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares
Trading Symbol	CCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	N/A